Document and Entity Information	Apr. 20, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	INPHI CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34942
Entity Tax Identification Number	77-0557980
Entity Address, Address Line One	110 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	217-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001160958